Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 242,304	$ 48,491	$ 500
Prepaid expenses	413,132	105,654
Total current assets	655,436	154,145	500
Investments held in Trust Account	402,112,433	400,023,684
Deferred offering costs			318,261
Total Assets	402,767,869	400,177,829	318,761
Current liabilities:
Accounts payable	167,288	48,917	750
Accrued expenses	2,770,245	2,428,864	157,261
Working capital loan—related party	2,820,000	920,000
Income tax payable	426,868
Franchise tax payable	30,000	121,425	937
Note payable - related party			138,142
Total current liabilities	6,214,401	3,519,206	297,090
Derivative warrant liabilities	1,000,000	10,600,000
Deferred underwriting commissions	14,000,000	14,000,000
Total Liabilities	21,214,401	28,119,206	297,090
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 40,000,000 shares at redemption value of approximately $10.04 and $10.00 per share as of September 30, 2022 and December 31, 2021	401,505,838	400,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of September 30, 2022 and December 31, 2021
Additional paid-in capital			24,000
Accumulated deficit	(19,953,370)	(27,942,377)	(3,329)
Total stockholders' deficit	(19,952,370)	(27,941,377)	21,671
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	402,767,869	400,177,829	318,761
Common Class A [Member]
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 40,000,000 shares at redemption value of approximately $10.04 and $10.00 per share as of September 30, 2022 and December 31, 2021	401,505,838	400,000,000
Stockholders' Deficit:
Common stock value	0	0
Common Class F [Member]
Stockholders' Deficit:
Common stock value	$ 1,000	$ 1,000	$ 1,000